NET LOSS PER SHARE (Details Narrative)	6 Months Ended
Sep. 30, 2025 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Ordinary shares, holdback shares outstanding	450,000
Public And Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive warrants	6,546,254